091-16894m

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

13035671

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   Global X Next Emerging & Frontier ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   EMFM
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Buckley

Title:
Senior Regulatory Counsel

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:

Date:
December 4, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 06 2013

NSX National Stock® Exchange

SEC
Mail Processing
Section
DEC 6 - 2013
Washington DC
404

December 4, 2013

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC - 6 2013
DIVISION OF TRADING & MARKETS

Re: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, enclosed please find one original and nine copies of completed Forms 19b-4(e), executed on behalf of the National Stock Exchange, Inc. (the "Exchange") for each of the following securities which were recently approved for trading on the Exchange:

1) IPO
2) SLQD
3) DXGE
4) SHYG
5) FIBG
6) ROBO
7) FTGC
8) FDIS
9) FSTA
10) FENY
11) FNCL
12) FHLC
13) FIDU
14) FTEC
15) FMAT
16) FCOM
17) ~~FUTY~~
18) VIDI
19) ENFR
20) FTSD
21) GQRE

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 06 2013

22) ASHR
23) DXKW
24) IGHG
25) EMFM
26) PGAL
27) DVHL
28) HFIN
29) EMSH
30) FYLD

Please contact me at (201) 499-3698 if you have any questions.

Very truly yours,

James G. Buckley
Senior Regulatory Counsel

Enclosures